Employee Benefit - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Pension-Defined benefit plans, current	$ 1,387	$ 1,384
Long service leave, current	600	566
Employee benefit liabilities, current	1,987	1,950
Pension-Defined benefit plans, non-current	8,467	9,916
Long service leave, non-current	126	111
Employee benefit liabilities, non-current	8,593	10,027
Pension-Defined benefit plans	9,854	11,300
Long service leave	726	677
Employee benefit liabilities	$ 10,580	$ 11,977